Business Segment (Details) - Schedule of operations by business segment - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 14		$ 31		$ 79	$ 62	$ 93	$ 93	$ 120	$ 63
Earnings	(1,656)		(2,463)		(3,364)	(3,473)	(5,022)	(5,935)	(7,171)	(3,381)
Corporate and other	(9,197)	[1]	(24,465)	[1]			(40,911)	(30,854)
Interest expense	(424)		(313)		826	512	(1,250)	(825)	(1,118)	61
Total revenue	14		31		79	62	93	93	120	63
Total Earnings	(11,277)		(27,241)		(35,906)	(10,373)	(47,183)	(37,614)	(38,488)	(8,653)
FOXO Labs [Member]
Segment Reporting Information [Line Items]
Revenue	7		23		64	44	71	67	85	23
Earnings	(499)		(1,632)		(1,452)	(2,637)	(1,952)	(4,268)	(4,790)	(1,966)
FOXO Life [Member]
Segment Reporting Information [Line Items]
Revenue	7		8		15	18	22	26	35	40
Earnings	$ (1,157)		$ (831)		$ (1,912)	$ (836)	$ (3,070)	$ (1,667)	$ (2,381)	$ (1,415)

[1]	Corporate and other includes equity-based compensation, including the consulting agreement, expense of $2,266 and $42 as well as depreciation expense of $74 and $25 for the three months ended September 30, 2022 and 2021, respectively. Corporate and other includes equity-based compensation, including the consulting agreement, expense of $3,956 and $8 as well as depreciation expense of $159 and $71 for the nine months ended September 30, 2022 and 2021, respectively. The three months ended September 30, 2022 and 2021 included $3,632 and $22,571 for the changes in fair value of convertible debentures, warrant liability, and forward purchase derivative. The nine months ended September 30, 2022 and 2021 also included $28,115 and $24,890 for the changes in fair value of convertible debentures, warrant liability, and forward purchase derivative. See Notes 5, 6, 7, 9 and 11 for additional information.